Other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous liabilities [abstract]
Transactions in transit	€ 910	€ 767	€ 457
Accrued expenses and deferred income	9,003	9,136	8,445
Other	6,431	7,695	5,707
Other liabilities	€ 16,344	€ 17,598	€ 14,609